Use of Estimates and Assumptions	12 Months Ended
Dec. 31, 2017
Use of Estimates and Assumptions [Abstract]
Use of Estimates and Assumptions
3. Use of Estimates and Assumptions
The preparation of Consolidated Financial Statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Statement of Financial Position.  Actual results could differ from those estimates.  Estimates and underlying assumptions are reviewed on an ongoing basis.  Revisions to estimates are recognized prospectively.
As of December 31, 2016, the Common stock subject to possible redemption has been classified as a non-current liability considering the following:
-	The Company cannot prevent a future cash outflow,
-	The Public Shares are not the most subordinate, since a.o. the Founder Shares are non-redeemable (and thus more subordinate), and
-	In case of redemption, the Public Shares only have right to their pro-rata share in the Trust Account and not on all net assets of the Company.
The Public Shares subject to possible redemption will only convert into equity following the completion of the Initial Business Combination for which the Company has a period of 24 months to complete.
Taking into account that the 24 months period the Company has to complete an Initial Business Combination ends on November 23, 2018, the Common stock subject to possible redemption has been reclassified as a current liability as of December 31, 2017.
Bearing in mind the fact that the Company has the intention and ability to complete an Initial Business Combination before November 23, 2018, the Consolidated Financial Statements of the Company as of December 31, 2017, have been prepared on a going concern basis.  The funds available to us outside of the trust account are sufficient to allow us to operate at least until November 23, 2018 (the date which is 24 months following our IPO), assuming that our initial business combination is not completed during that time.  We expect to continue to incur costs in pursuit of our acquisition plans.